Dividends on ordinary shares and buyback (Details) - GBP (£) £ / shares in Units, £ in Millions, shares in Billions			6 Months Ended
	May 21, 2024	Feb. 23, 2024	Jun. 30, 2024	Jun. 30, 2023
Dividends On Ordinary Shares [Line Items]
Number of shares bought back and cancelled (in shares)		1.8
Expense from share buyback programme		£ 918
Interim dividend
Dividends On Ordinary Shares [Line Items]
Dividends proposed or declared before financial statements authorised for issue (in GBP per share)			£ 0.0106	£ 0.0092
Dividends proposed or declared before financial statements authorised for issue			£ 662	£ 592
Final dividend
Dividends On Ordinary Shares [Line Items]
Dividend per share (GBP per share)	£ 0.0184
Total dividends paid	£ 1,169